Transfers of Financial Assets (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Retained interests [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	$ 3	$ 5
Servicing Rights [Member] | US Residential Mortgages Originated By Bank [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	150	155
Carrying value of assets the Bank has continuing involvement	92	103
Gain or loss on sale of the loans	$ (40)	$ (68)